N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0000794685
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Gabelli Equity Trust Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 437,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the years ended December 31, 2025, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in rights offering	31,119,670	$155,598,350	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	1,063,048	5,888,532	3,952,034	$22,437,587
Net increase	32,182,718	$161,486,882	3,952,034	$22,437,587

As of December 31, 2025, the Fund had an effective shelf registration statement authorizing the issuance of additional common or preferred stock. The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 32,966,659 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G, Series H, Series K, Series M, and Series Q Preferred Stock at redemption prices of $25, $25, $25, $100, and $10 respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On March 2, 2026, the Fund distributed one transferable right for each of the 311,196,702 common shares outstanding held on that date. Ten rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 1, 2026, the Board announced an updated subscription price of $5.00 per share and an extended expiration date of April 21, 2026. On April 28, 2026, the Fund issued 31,119,670 common shares receiving net proceeds of $154,998,350, after the deduction of estimated offering expenses of $600,000. The NAV of the Fund decreased by $0.08 per share on the day the additional shares were issued due to the additional shares being issued below NAV.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027, and have a mandatory redemption date on March 26, 2032.

On January 31, 2022, the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends to the Redemption Date.

On December 28, 2023, February 29, 2024, June 26, 2024, and March 4, 2025, the Fund issued 147,750 shares, 190,500 shares, 11,750 shares, and 50,000 shares, respectively, of 5.25% Series N Preferred, receiving total net proceeds of $39,900,000 after the deduction of estimated offering expenses of $100,000. The Series N Preferred had a liquidation value of $100 per share, was puttable in the 60-day period ending June 26, 2025. On June 26, 2024, December 26, 2024, and June 26, 2025, shareholders put 25,500, 30,000, and 25,000 Series N Preferred shares, respectively, at the liquidation preference of $100 per share. On December 26, 2025, the Fund redeemed all outstanding Series N Preferred at the liquidation preference of $100 per share.

On December 26, 2025, January 7, 2026, January 23, 2026, April 20, 2026, April 28, 2026, May 18, 2026, and June 26, 2026, the Fund issued 3,404,000 shares, 230,000 shares, 19,922 shares, 240,000 shares, 20,000 shares, 200,000 shares, and 370,000 shares, respectively, of 5.20% Series Q Preferred at a liquidation preference of $10 per share. On June 26, 2026, 430,000 shares of Series Q Preferred were put back to the Fund at the liquidation preference of $10 per share. The Series Q Preferred are puttable in each 60-day period ending December 26, 2026, June 26, 2027, December 26, 2027, and June 26, 2028, and are subject to mandatory redemption on December 26, 2028.

For Series C and Series E Preferred Stock the dividend rates, as set by the auction process that was generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C and Series E Preferred Stock for which they submitted sell orders. Therefore, the weekly auctions failed, and the dividend rate had been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. On January 5, 2024, the Fund concluded a tender offer for the Series C and Series E Preferred Stock. Shareholders tendered 2,435 shares of Series C Preferred and 894 shares of Series E Preferred, at the Purchase Prices of $22,500 per share plus accrued and unpaid dividends. On June 26, 2024, and June 28, 2024, the Fund redeemed all Series C Preferred Stock and Series E Preferred Stock, respectively, at the redemption prices of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series G, Series H and Series K Preferred Stock and may redeem the Series M Preferred at any time after March 26, 2027, and may redeem the Series Q Preferred at any time after December 26, 2026, at their liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2025, the Fund repurchased 37,577 Series G Preferred, 61,881 Series H Preferred, and 95,450 Series K Preferred, at discounts of 16.9%, 16.8%, and 16.0%, respectively, from their liquidation preferences of $25 per share.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2026	Net Proceeds	2026 Dividend Rate Range	Dividend Rate at 6/30/2026	Accrued Dividends at 6/30/2026
G 5.000%	August 1, 2012	2,894,317	2,392,242	$69,407,417	Fixed Rate	5.000%	$33,226
H 5.000%	September 28, 2012	3,806,104	3,780,097	100,865,695	Fixed Rate	5.000%	52,502
K 5.000%	December 16, 2019	3,623,320	3,622,220	96,525,000	Fixed Rate	5.000%	50,307
M 4.250%	Various	1,000,000	685,500	67,745,574	Fixed Rate	4.250%	32,370
Q 5.200%	December 26, 2025	8,000,000	4,033,422	34,040,000	Fixed Rate	5.200%	3,339

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date		Jun. 30, 2026
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 59,806	$ 59,806	$ 59,806	$ 60,745	$ 63,016	$ 65,060	$ 69,491
Senior Securities Coverage per Unit	$ 169.06	$ 169.06	$ 150.12	$ 140.75	$ 115.37	$ 113.59	$ 116.43
Preferred Stock Liquidating Preference	$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 20.50	$ 21.06	$ 22.07	$ 22.11	$ 23.59	$ 25.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	G 5.000%
Outstanding Security, Authorized [Shares]	2,894,317	2,894,317
Outstanding Security, Not Held [Shares]	2,392,242	2,392,000	2,392,000	2,430,000	2,521,000	2,602,000	2,780,000
Series H Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 94,502	$ 94,502	$ 94,502	$ 96,049	$ 102,079	$ 103,195	$ 104,322
Senior Securities Coverage per Unit	$ 169.06	$ 169.06	$ 150.12	$ 140.75	$ 115.37	$ 113.59	$ 116.43
Preferred Stock Liquidating Preference	$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 20.55	$ 21.09	$ 22.10	$ 22.15	$ 23.58	$ 25.55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	H 5.000%
Outstanding Security, Authorized [Shares]	3,806,104	3,806,104
Outstanding Security, Not Held [Shares]	3,780,097	3,780,000	3,780,000	3,842,000	4,083,000	4,128,000	4,173,000
Series K Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 90,556	$ 90,556	$ 90,556	$ 92,942	$ 95,273	$ 98,243	$ 99,825
Senior Securities Coverage per Unit	$ 169.06	$ 169.06	$ 150.12	$ 140.75	$ 115.37	$ 113.59	$ 116.43
Preferred Stock Liquidating Preference	$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 20.68	$ 21.12	$ 22.10	$ 22.24	$ 23.70	$ 26.40
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	K 5.000%
Outstanding Security, Authorized [Shares]	3,623,320	3,623,320
Outstanding Security, Not Held [Shares]	3,622,220	3,622,000	3,622,000	3,718,000	3,811,000	3,930,000	3,993,000
Common Stocks [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 5.94	$ 5.94
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		437,024,900
Outstanding Security, Not Held [Shares]		343,379,420
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 62,300	$ 62,300	$ 62,300
Senior Securities Coverage per Unit					$ 115,370	$ 113,590	$ 116,432
Preferred Stock Liquidating Preference					25,000	25,000	25,000
Senior Securities Average Market Value per Unit					$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]					2,000	2,000	2,000
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 27,700	$ 27,700	$ 27,700
Senior Securities Coverage per Unit					$ 115,370	$ 113,590	$ 116,432
Preferred Stock Liquidating Preference					25,000	25,000	25,000
Senior Securities Average Market Value per Unit					$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]					1,000	1,000	1,000
Series J Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 80,000
Senior Securities Coverage per Unit							$ 116.43
Preferred Stock Liquidating Preference							25.00
Senior Securities Average Market Value per Unit							$ 26.03
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]							3,200,000
Series M Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 68,550	$ 68,550	$ 68,550	$ 68,550	$ 68,550	$ 68,550	$ 67,850
Senior Securities Coverage per Unit	$ 676.24	$ 676.24	$ 600.48	$ 563.00	$ 461.48	$ 454.36	$ 465.72
Preferred Stock Liquidating Preference	$ 100.00	100.00	100.00	100.00	100.00	100.00	100.00
Senior Securities Average Market Value per Unit		$ 100.00	$ 100.00	$ 100.00	$ 100.00	$ 100.00	$ 100.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	M 4.250%
Outstanding Security, Authorized [Shares]	1,000,000
Outstanding Security, Not Held [Shares]	685,500	686,000	686,000	686,000	686,000	686,000	679,000
Series N Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 29,450	$ 14,775
Senior Securities Coverage per Unit				$ 563.00	$ 461.48
Preferred Stock Liquidating Preference				100.00	100.00
Senior Securities Average Market Value per Unit				$ 100.00	$ 100.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				295,000	148,000
Series Q Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 40,539	$ 40,539	$ 34,040
Senior Securities Coverage per Unit	$ 67.62	$ 67.62	$ 60.05
Preferred Stock Liquidating Preference	$ 10.00	10.00	10.00
Senior Securities Average Market Value per Unit		$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Q 5.200%
Outstanding Security, Authorized [Shares]	8,000,000
Outstanding Security, Not Held [Shares]	4,033,422	4,033,000	3,404,000
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

As of December 31, 2025, the Fund had an effective shelf registration statement authorizing the issuance of additional common or preferred stock. The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 32,966,659 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G, Series H, Series K, Series M, and Series Q Preferred Stock at redemption prices of $25, $25, $25, $100, and $10 respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On March 2, 2026, the Fund distributed one transferable right for each of the 311,196,702 common shares outstanding held on that date. Ten rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 1, 2026, the Board announced an updated subscription price of $5.00 per share and an extended expiration date of April 21, 2026. On April 28, 2026, the Fund issued 31,119,670 common shares receiving net proceeds of $154,998,350, after the deduction of estimated offering expenses of $600,000. The NAV of the Fund decreased by $0.08 per share on the day the additional shares were issued due to the additional shares being issued below NAV.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027, and have a mandatory redemption date on March 26, 2032.

On January 31, 2022, the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends to the Redemption Date.

On December 28, 2023, February 29, 2024, June 26, 2024, and March 4, 2025, the Fund issued 147,750 shares, 190,500 shares, 11,750 shares, and 50,000 shares, respectively, of 5.25% Series N Preferred, receiving total net proceeds of $39,900,000 after the deduction of estimated offering expenses of $100,000. The Series N Preferred had a liquidation value of $100 per share, was puttable in the 60-day period ending June 26, 2025. On June 26, 2024, December 26, 2024, and June 26, 2025, shareholders put 25,500, 30,000, and 25,000 Series N Preferred shares, respectively, at the liquidation preference of $100 per share. On December 26, 2025, the Fund redeemed all outstanding Series N Preferred at the liquidation preference of $100 per share.

On December 26, 2025, January 7, 2026, January 23, 2026, April 20, 2026, April 28, 2026, May 18, 2026, and June 26, 2026, the Fund issued 3,404,000 shares, 230,000 shares, 19,922 shares, 240,000 shares, 20,000 shares, 200,000 shares, and 370,000 shares, respectively, of 5.20% Series Q Preferred at a liquidation preference of $10 per share. On June 26, 2026, 430,000 shares of Series Q Preferred were put back to the Fund at the liquidation preference of $10 per share. The Series Q Preferred are puttable in each 60-day period ending December 26, 2026, June 26, 2027, December 26, 2027, and June 26, 2028, and are subject to mandatory redemption on December 26, 2028.

For Series C and Series E Preferred Stock the dividend rates, as set by the auction process that was generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C and Series E Preferred Stock for which they submitted sell orders. Therefore, the weekly auctions failed, and the dividend rate had been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. On January 5, 2024, the Fund concluded a tender offer for the Series C and Series E Preferred Stock. Shareholders tendered 2,435 shares of Series C Preferred and 894 shares of Series E Preferred, at the Purchase Prices of $22,500 per share plus accrued and unpaid dividends. On June 26, 2024, and June 28, 2024, the Fund redeemed all Series C Preferred Stock and Series E Preferred Stock, respectively, at the redemption prices of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series G, Series H and Series K Preferred Stock and may redeem the Series M Preferred at any time after March 26, 2027, and may redeem the Series Q Preferred at any time after December 26, 2026, at their liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2025, the Fund repurchased 37,577 Series G Preferred, 61,881 Series H Preferred, and 95,450 Series K Preferred, at discounts of 16.9%, 16.8%, and 16.0%, respectively, from their liquidation preferences of $25 per share.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2026	Net Proceeds	2026 Dividend Rate Range	Dividend Rate at 6/30/2026	Accrued Dividends at 6/30/2026
G 5.000%	August 1, 2012	2,894,317	2,392,242	$69,407,417	Fixed Rate	5.000%	$33,226
H 5.000%	September 28, 2012	3,806,104	3,780,097	100,865,695	Fixed Rate	5.000%	52,502
K 5.000%	December 16, 2019	3,623,320	3,622,220	96,525,000	Fixed Rate	5.000%	50,307
M 4.250%	Various	1,000,000	685,500	67,745,574	Fixed Rate	4.250%	32,370
Q 5.200%	December 26, 2025	8,000,000	4,033,422	34,040,000	Fixed Rate	5.200%	3,339